Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

August 8, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to reflect changes to the principal investment strategies of the Short-Intermediate U.S. Government Fund and the U.S. Government Fund (each a “Fund” and collectively, the “Funds”). The Funds’ principal investment strategies have changed to reflect each Fund’s ability to invest in shares of one or more affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”), which may at times exceed 25% of each Fund’s assets, in order to obtain exposure to mortgage-backed pass-through securities (“MBS”). Currently, Northern Trust Investments, Inc. (“NTI”) expects to obtain exposure to MBS through investments in the FlexShares® Disciplined Duration MBS Index Fund, an affiliated ETF managed by NTI. Affiliated Person Risk and ETF Risk are now included as principal risks for both Funds, and Asset-Backed Securities Risk is now included as a principal risk for the U.S. Government Fund. Otherwise, there are no other material changes to the prospectus or statement of additional information.

Please be advised that the Trust intends to request acceleration of the effectiveness of the Amendment to on or about September 7, 2018. We will forward a specific request for acceleration after we have received and responded to the staff’s comments, if any, on the Amendment.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (312) 569-1167.

Very truly yours,
/s/ Veena K. Jain
Veena K. Jain, Esq.

Enclosures

cc:	Jose J. Del Real, Esq.

Kevin P. O’Rourke

Diana E. McCarthy